Leases - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense	$ 113,971	$ 113,748	$ 341,689	$ 341,031	$ 454,780	$ 453,889
Operating lease, weighted average remaining lease term	1 year 8 months 12 days	2 years 8 months 12 days	1 year 8 months 12 days	2 years 8 months 12 days	2 years 4 months 24 days	3 years 4 months 24 days
Operating lease, weighted average discount rate, percent	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Less than 12 months
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense					$ 21,915	$ 21,024